Stock Based Compensation Plans: (Details 1) - $ / shares	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Stock Based Compensation Plans: [Abstract]
Options outstanding - beginning of period	5,643,500	5,698,000
Weighted average exercise price - options outstanding	2.43	2.31
Options exercised	(2,273,000)
Weighted average exercise price - options exercised	$ 1.82
Options granted		315,000
Weighted average exercise price - options granted		$ 3.90
Options outstanding - end of period	3,370,500	6,013,000
Weighted average exercise price - options outstanding	2.85	2.40
Options exercisable - end of period	3,345,500	5,834,663
Weighted average exercise price - options exercisable	2.84	2.35